Business Combinations - Schedule of Pro Forma Information (Detail) (Mandiant, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mandiant, Inc. [Member]
Business Acquisition [Line Items]
Pro forma revenue	$ 266,458	$ 157,555
Pro forma loss from operations	(296,476)	(130,885)
Pro forma net loss	$ (246,617)	$ (74,893)